Related-party transactions (Tables)	3 Months Ended
Mar. 31, 2020
Related Party [Abstract]
Disclosure of transactions between related parties
The aggregate emoluments of the Directors of the Company are shown below.

	Three months ended March 31, 2020	Three months ended March 31, 2019
	£000s	£000s
Aggregate emoluments	127	141
Pension contributions	7	6
	134	147

12. Related-party transactions (continued)
The aggregate emoluments of the Directors of the Company and key management are shown below.

	Three months ended March 31, 2020	Three months ended March 31, 2019
	£000s	£000s
Aggregate emoluments	566	289
Pension contributions	40	16
	606	305